Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]

NATURE OF OPERATIONS AND BASIS OF PRESENTATION

ANADIGICS, Inc. (the “Company”) is a global leader in technology, design, and manufacturing of RF semiconductor solutions for infrastructure and mobile communications and data transmission markets. The Company’s product portfolio includes line amplifiers, reverse path amplifiers, PAs, and FEICs. CATV products provide the critical link within CATV infrastructure communications networks, as well as CPE devices, such as set-top boxes and cable modems. WiFi infrastructure products enable wireless connectivity for infrastructure and multimedia applications, including access points, routers, media gateways, and set-top boxes. Wireless infrastructure products are components in 3G and 4G Small-Cell base stations, including picocells, enterprise-class femtocells, and CPE devices that help carriers expand broadband network coverage and support greater levels of data transmission. Cellular infrastructure products are also used in 3G and 4G IoT applications, including automotive, M2M, and industrial devices. WiFi mobile products are designed to enable WiFi connectivity in smartphones, tablets, notebooks, and portable gaming systems. Cellular mobile products enable 3G and 4G wireless connectivity in mobile handsets, smartphones, tablets, and notebooks. Our newly introduced Foundry services offer capacity for large-scale VCSEL wafer processing and testing.

The Company designs, develops, and manufactures RFIC’s primarily using GaAs compound semiconductor substrates with various process technologies, including MESFET, pHEMT and HBT. The Company’s patented InGaP-Plus technology, combines InGaP HBT and pHEMT processes on a single substrate, enabling it to integrate the PA function and the RF active switch function on the same die. Additionally, the Company has VCSEL process technology and test capabilities that enable high yields with enhanced uniformity. The Company fabricates substantially all of its ICs in its six-inch diameter GaAs wafer fabrication facility.

The consolidated financial statements include the accounts of ANADIGICS, Inc. and its wholly owned subsidiaries. The audited consolidated financial statements for the periods presented have been prepared on a going concern basis. All significant inter-company accounts and transactions have been eliminated in consolidation.

The Company has evaluated subsequent events and determined that there were no subsequent events to recognize or disclose in these consolidated financial statements, other than what is described in “Recent Events” below.

Use of Estimates, Policy [Policy Text Block]

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and the accompanying notes. Actual results could differ from those estimates. Significant estimates that affect the financial statements include, but are not limited to: allowance for doubtful accounts, recoverability and valuation of inventories, impairment of property and equipment, warranty reserve, valuation of stock-based compensation, reserves for distributor arrangements and returns, valuation of certain marketable securities, useful lives and amortization periods and recoverability of long-lived assets.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

CONCENTRATION OF CREDIT RISK

The Company grants trade credit to its customers, who are primarily foreign manufacturers of wireless communication devices, cable and broadcast television receivers and fiber optic communication devices. The Company performs periodic credit evaluations of its customers and generally does not require collateral. Sales and accounts receivable from customers are denominated in U.S. dollars. The Company has not experienced significant losses related to receivables from these individual customers.

Net sales to individual customers and their affiliates who accounted for 10% or more of the Company’s total net sales and corresponding end application information are as follows:

	YEAR ENDED DECEMBER 31
	2014		2013		2012
Customer (primary application)	$	%	$	%	$	%
Samsung Electronics (Mobile)	22,479	26%	54,187	40%	34,372	31%
Huawei Technologies (Infrastructure / Mobile)	18,718	22%	15,731	12%	15,169	14%
Murata (Mobile)	<10%	<10%	14,274	11%	<10%	<10%
ZTE Corporation (Mobile)	<10%	<10%	<10%	<10%	12,818	11%

Accounts receivable at December 31, 2014 and 2013 from the greater than 10% customers accounted for 66% and 58% of total accounts receivable, respectively.

Revenue Recognition, Policy [Policy Text Block]

REVENUE RECOGNITION

Revenue from product sales is recognized when title to the products is transferred to the customer, which occurs upon shipment or delivery, depending upon the terms of the sales order. The Company sells to certain distributors who are granted limited contractual rights of return and exchange and certain pre-negotiated individual product-customer price protection. Revenue from sales of products to distributors is recognized, net of allowances, upon shipment of the products to the distributors. At the time of shipment, title transfers to the distributors and payment from the distributors is due on our standard commercial terms; payment terms are not contingent upon resale of the products. Revenue is appropriately reduced for the portion of shipments subject to return, exchange or price protection. Allowances for the distributors are recorded upon shipment and calculated based on the distributors’ indicated intent, historical data, current economic conditions and contractual terms. The Company believes it can reasonably and reliably estimate allowances for credits to distributors in a timely manner. The Company charges customers for the costs of certain contractually-committed inventories that remain at the end of a product's life. Such amounts are recognized as cancellation revenue when cash is received. The value of the inventory related to cancellation revenue may, in some instances, have been reserved during prior periods in accordance with the Company’s inventory obsolescence policy. The Company maintains an allowance for doubtful accounts for estimated losses resulting from customers' failure to make payments.

Allowance For Doubtful Accounts [Policy Text Block]	ALLOWANCE FOR DOUBTFUL ACCOUNTS The Company establishes an allowance for doubtful accounts for estimated losses resulting from customers' failure to make payments, based upon historical experience.
Standard Product Warranty, Policy [Policy Text Block]

WARRANTY COSTS

The Company provides, by a current charge to income, an amount it estimates, by examining historical returns and other information it deems critical, will be needed to cover future warranty obligations for products sold during the year. The liability for warranty costs is included in Accrued liabilities in the consolidated balance sheets.

Property, Plant and Equipment, Policy [Policy Text Block]

PLANT AND EQUIPMENT

Plant and equipment are stated at cost. Depreciation of plant, furniture and equipment has been provided on the straight-line method over 3-7 years. Leasehold improvements are amortized and included in depreciation over the useful life of the leasehold or the life of the lease, whichever is shorter.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

IMPAIRMENT OF LONG-LIVED ASSETS

Long-lived assets used in operations are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets might not be recoverable. For long-lived assets to be held and used, the Company recognizes an impairment loss if its carrying amount is not recoverable through its undiscounted cash flows and measures the impairment loss based on the difference between the carrying amount and fair value. Long-lived assets held for sale are reported at the lower of cost or fair value less costs to sell.

Income Tax, Policy [Policy Text Block]

INCOME TAXES

Deferred income taxes reflect the net effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the income tax basis of such assets and liabilities. The Company maintains a full valuation allowance on its deferred tax assets. Accordingly, the Company has not recorded a benefit or provision for income taxes. The Company recognizes interest and penalties related to the underpayment of income taxes in income tax expense. No unrecognized tax benefits, interest or penalties were accrued at December 31, 2014 and 2013. The Company’s U.S. federal net operating losses have occurred since 1998 and as such, tax years subject to potential tax examination could apply from that date because carrying-back net operating loss opens the relevant year to audit.

Research and Development Expense, Policy [Policy Text Block]	RESEARCH AND DEVELOPMENT COSTS The Company charges all research and development costs associated with the development of new products to expense when incurred.
Cash and Cash Equivalents, Policy [Policy Text Block]	CASH EQUIVALENTS The Company considers all highly liquid marketable securities with a maturity of three months or less when purchased to be cash equivalents.
Marketable Securities, Policy [Policy Text Block]

MARKETABLE SECURITIES

Available for sale securities are stated at fair value, as determined by quoted market prices or as needed, independent valuation models, with unrealized gains and losses reported in other accumulated comprehensive income or loss. Unrealized losses are reviewed and those considered other than temporary are recorded as a charge to other income (expense). Subsequent gains or losses upon redemption or sale of these securities in excess of, or below, their adjusted cost basis are also recorded as other income (expense). The cost of securities sold is based upon the specific identification method. The amortized cost of securities is adjusted for amortization of premium and accretion of market discounts over the securities’ effective life or maturity and recorded in interest income. See Note 4 for a summary of marketable securities.

Inventory, Policy [Policy Text Block]

INVENTORY

Inventories are valued at the lower of cost or market ("LCM"), using the first-in, first-out method. The Company capitalizes production overhead costs to inventory on the basis of normal capacity of its production facility and in periods of abnormally low utilization charges the related expenses as a period cost in the statement of operations. In addition to LCM limitations, the Company reserves against inventory items for estimated obsolescence or unmarketable inventory. The reserve for excess and obsolete inventory is primarily based upon forecasted short-term demand for the product. Once established, these write-downs are considered permanent adjustments to the cost basis of the excess inventory. If actual demand and market conditions are less favorable than those projected by management, additional inventory write-downs may be required. In the event the Company sells inventory that had been covered by a specific inventory reserve, the sale is recorded at the actual selling price and the related cost of goods sold at the full inventory cost, net of the reserve.

Deferred Charges, Policy [Policy Text Block]	DEFERRED RENT Aggregate rental expense is recognized on a straight-line basis over the lease terms of operating leases that contain predetermined increases in rentals payable during the lease term.
Foreign Currency Transactions and Translations Policy [Policy Text Block]

FOREIGN CURRENCY TRANSLATION

The financial statements of subsidiaries outside of the United States are measured using the local currency as the functional currency. Assets and liabilities of these subsidiaries are translated at the rates of exchange at the balance sheet dates. The resultant translation adjustments are included in other accumulated comprehensive income or loss. Income and expense items are translated at the average monthly rates of exchange. Gains and losses from foreign currency transactions of these subsidiaries are included in the determination of net income or loss.

Earnings Per Share, Policy [Policy Text Block]

EARNINGS PER SHARE

Basic earnings per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the period. Diluted earnings per share reflects the potential dilution that could occur if stock options and other commitments to issue common stock were exercised resulting in the issuance of common stock of the Company. Any dilution arising from the Company's outstanding stock awards will not be included where their effect is anti-dilutive.

Fair Value Measurement, Policy [Policy Text Block]

FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value of each of the following instruments approximates their carrying value because of the short maturity of these instruments: cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities. See Note 4 for additional fair value disclosures.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

STOCK-BASED COMPENSATION

The Company has various stock-based compensation plans for employees and directors, which are described more fully in Note 10. The Company records stock compensation expense for all stock-based payment awards made to its employees and directors. Stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense over the requisite service period which in most cases is the vesting period.

Reclassification, Policy [Policy Text Block]	RECLASSIFICATIONS Certain prior period amounts have been reclassified to conform to the current presentation.
New Accounting Pronouncements, Policy [Policy Text Block]

IMPACT OF RECENTLY ISSUED ACCOUNTING STANDARDS

Changes to accounting principles generally accepted in the United States of America are established by the Financial Accounting Standards Board (“FASB”) in the form of Accounting Standards Updates to the FASB’s Accounting Standards Codification.

In August 2014, the FASB issued ASU 2014-15, Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern, which requires an entity to evaluate whether conditions or events, in the aggregate, raise substantial doubt about the entity's ability to continue as a going concern for one year from the date the financial statements are issued or are available to be issued. The guidance is effective for the annual period ending after December 15, 2016 and for annual and interim periods thereafter, with early adoption permitted. The Company is in the process of evaluating the impact of this guidance on its consolidated financial statements.

In June 2014, the FASB issued ASU 2014-12, Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period. The guidance states that a performance target in a share-based payment that affects vesting and that could be achieved after the requisite service period should be accounted for as a performance condition. The guidance is effective for annual and interim periods beginning after December 15, 2015 and early adoption is permitted. The Company is in the process of evaluating the impact of this guidance on its consolidated financial statements.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, which will replace most current revenue recognition guidance. The core principle of the ASU is that an entity should recognize revenue for the transfer of goods or services equal to the amount that it expects to be entitled to receive for those goods or services. It also requires additional disclosures about the nature, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments. The amended guidance permits the initial application to be applied either retrospectively to each prior reporting period presented, or retrospectively with a cumulative effect adjustment made at the date of initial application. The guidance is effective for annual and interim periods beginning after December 15, 2016, with early adoption prohibited. The Company is currently evaluating the adoption method and the impact of adopting this guidance on its consolidated financial statements.

In April 2014, the FASB issued ASU 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of an Entity, which changes the criteria for determining which disposals can be presented as discontinued operations and modifies the related disclosure requirements. Under the new guidance, a discontinued operation is defined as a disposal of a component or group of components that represents a strategic shift that has, or will have, a major effect on an entity's operations and financial results. The revised guidance is effective prospectively for fiscal and interim periods beginning on or after December 15, 2014. Adoption of this guidance could impact future dispositions by the Company.